Operating Cash Flow (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments € / shares	Dec. 31, 2020 EUR (€) EquityInstruments € / shares	Dec. 31, 2019 EUR (€) EquityInstruments € / shares
Adjustment for non-cash transactions
Depreciations, amortizations and impairment	€ 34,636	€ 18,682	€ 12,448
Share-based compensation expenses	70,726	79,959	38,297
Decrease (-)/increase in retirement benefit obligations and provisions	(2,347)	(260)	(156)
Unrealized exchange losses/gains (-) and non-cash other financial result	(57,073)	105,055	11,169
Discounting effect of deferred income	9,289	16,278	6,900
Fair value re-measurement of share subscription agreement and warrants	(2,960)	(3,034)	181,644
Net change in (fair) value of current financial investments	(119)	15,900	3,081
Fair value adjustment financial assets held at fair value through profit or loss	4,919	(2,396)	(5,355)
Other non-cash costs	648	539
Total adjustment for non-cash transactions	57,718	230,723	248,027
Interest expense	11,656	9,424	1,302
Interest income	(2,853)	(7,476)	(9,247)
Tax expense	2,423	2,119	214
Total adjustment for items to disclose separately under operating cash flow	11,227	4,067	(7,731)
Gain on sale of subsidiaries	(22,191)
Gain (-)/loss on sale of fixed assets		82	(2)
Realized exchange gain on sale of current financial investments	(6,645)
Interest received related to current financial investments	(12)	(2,554)	(5,059)
Total adjustment for items to disclose separately under investing and financing cash flow	(28,847)	(2,472)	(5,061)
Decrease / increase (-) in inventories	(21,168)	(100)	20
Decrease / increase (-) in receivables	79,859	(177,155)	(67,263)
Increase in liabilities	(35,353)	31,163	79,940
Total change in working capital other than deferred income	€ 23,337	€ (146,092)	€ 12,698
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	2,493,433	2,173,335	1,699,690
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares	€ 64.8	€ 168.4	€ 95.1
Subscription rights
Adjustment for non-cash transactions
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	2,493,433